Average Annual Total Returns - DWS Global Macro Fund	Class R6 before tax Class Inception	Class R6 before tax 1 Year	Class R6 before tax Since Inception	Class R6 ICE BofA US 3-MonthTreasury Bill Index (reflects no deduction for fees or expenses) 1 Year	Class R6 ICE BofA US 3-MonthTreasury Bill Index (reflects no deduction for fees or expenses) Since Inception	ICE BofA US 3-MonthTreasury Bill Index (reflects no deduction for fees or expenses) 1 Year
Total	Jul. 01, 2019	2.18%	5.08%	0.67%	1.13%	0.67%